Note 1 - Description of Business (Details)	Apr. 13, 2011 shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Aug. 11, 2006 $ / shares	Aug. 10, 2006 $ / shares shares
Reverse Stock Split [Member]
Note 1 - Description of Business (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	4
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction						1
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.01
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000